Commitments and Contingencies - Schedule of Capital And Other Commitments (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Capital And Other Commitments [Abstract]
Construction in progress	¥ 59,612
Investments	30,000
Capital expenditures contracted	¥ 89,612